SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,616,041
Common Stock, Shares Authorized	75,000,000	75,000,000		37,000,000	37,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		5,000,000		8,000,000	8,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		786,696		2,536,935	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.00		$ 0.53	$ 0
Common Stock, Capital Shares Reserved for Future Issuance		3,843,258
Equity Incentive Plan Description	In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Companys common stock outstanding at the completion of our initial public offering.	In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Companys common stock outstanding at the completion of the offering.
Proceeds from Issuance Initial Public Offering		$ 10,253,484	$ 0
Subsequent Event [Member]
Share Price		$ 1.00
Proceeds from Issuance Initial Public Offering		$ 25,548
Common Stock [Member]
Conversion of Stock, Shares Issued	5,400,000
IPO [Member]
Class Of Warrant Or Rights Issued During Period	11,250,000
Share Price	$ 1.00
Proceeds from Issuance of Warrants	$ 11,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	786,696
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00
Common Stock, Capital Shares Reserved for Future Issuance	6,453,069
IPO and Private Placement [Member]
Proceeds from Issuance or Sale of Equity	$ 13,950,000
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Each whole warrant is exercisable to acquire one share of CohBar's common stock at a price of $2.00 per share at any time up to January 6, 2017, subject to CohBar's right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.
Private Placement [Member]
Class Of Warrant Or Rights Issued During Period	2,700,000
Proceeds from Issuance of Warrants	$ 2,700,000
Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	80,000,000
Common Stock, Shares Authorized	75,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001
Preferred Stock, Shares Authorized	5,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share				0.001
Share Price				$ 0.50
Conversion of Stock, Shares Issued	5,400,000